Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of February 2016

Collection Period Start	1-Feb-16	Distribution Date	15-Mar-16
Collection Period End	29-Feb-16	30/360 Days	30
Beg. of Interest Period	16-Feb-16	Actual/360 Days	28
End of Interest Period	15-Mar-16

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,126,257,618.08	799,194,111.90	773,895,206.76	0.6871387
Total Securities		1,126,257,618.08	799,194,111.90	773,895,206.76	0.6871387
Class A-1 Notes	0.200000%	124,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.730000%	137,000,000.00	66,925,188.04	58,194,835.39	0.4247798
Class A-2b Notes	0.680500%	260,000,000.00	127,011,305.78	110,442,753.29	0.4247798
Class A-3 Notes	1.120000%	296,000,000.00	296,000,000.00	296,000,000.00	1.0000000
Class A-4 Notes	1.290000%	129,050,000.00	129,050,000.00	129,050,000.00	1.0000000
Certificates	0.000000%	180,207,618.08	180,207,618.08	180,207,618.08	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	8,730,352.66	40,712.82	63.7252019	0.2971739
Class A-2b Notes	16,568,552.48	67,224.26	63.7252019	0.2585548
Class A-3 Notes	0.00	276,266.67	0.0000000	0.9333333
Class A-4 Notes	0.00	138,728.75	0.0000000	1.0750000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	25,298,905.14	522,932.50

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				11,291,034.88
Monthly Interest				3,421,010.32
Total Monthly Payments				14,712,045.20

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				509,145.83
Aggregate Sales Proceeds Advance				5,654,279.74
Total Advances				6,163,425.57

Vehicle Disposition Proceeds:
Reallocation Payments				8,625,727.43
Repurchase Payments				502,695.54
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				6,287,299.32
Excess Wear and Tear and Excess Mileage				62,125.80
Remaining Payoffs				0.00
Net Insurance Proceeds				804,607.90
Residual Value Surplus				178,291.95
Total Collections				37,336,218.71

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	6,179,074.43			409
Involuntary Repossession	142,381.00			9
Voluntary Repossession	147,941.00			8
Full Termination	2,140,749.00			143
Bankruptcy	15,582.00			1
Insurance Payoff		796,129.51		45
Customer Payoff			66,419.11	3
Grounding Dealer Payoff	-		3,619,628.68	166
Dealer Purchase			1,779,311.65	79
Total	8,625,727.43	796,129.51	5,465,359.44	863

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of February 2016

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	42,241	919,351,143.70	7.00000%	799,194,111.90
Total Depreciation Received		(12,430,138.05)		(9,912,542.43)
Principal Amount of Gross Losses	(84)	(1,744,726.13)		(1,565,547.54)
Repurchase / Reallocation	(30)	(542,624.74)		(502,695.54)
Early Terminations	(315)	(5,837,402.33)		(5,084,890.62)
Scheduled Terminations	(435)	(9,112,398.85)		(8,233,229.01)
Pool Balance - End of Period	41,377	889,683,853.60		773,895,206.76

Remaining Pool Balance
Lease Payment				187,400,632.59
Residual Value				586,494,574.17
Total				773,895,206.76

III. DISTRIBUTIONS

Total Collections					37,336,218.71
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					37,336,218.71

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					542,097.04
3. Reimbursement of Sales Proceeds Advance					6,232,147.31
4. Servicing Fee:
Servicing Fee Due					665,995.09
Servicing Fee Paid					665,995.09
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					7,440,239.44

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					40,712.82

Class A-2 Notes Monthly Interest Paid					40,712.82
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					67,224.26

Class A-2 Notes Monthly Interest Paid					67,224.26
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					276,266.67

Class A-3 Notes Monthly Interest Paid					276,266.67
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of February 2016

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	138,728.75

Class A-4 Notes Monthly Interest Paid	138,728.75
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	522,932.50
Total Note and Certificate Monthly Interest Paid	522,932.50
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	29,373,046.77

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	25,298,905.14

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	25,298,905.14
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,074,141.63

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of February 2016

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			5,631,288.09
Required Reserve Account Amount			16,893,864.27
Beginning Reserve Account Balance			16,893,864.27
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			16,893,864.27
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			4,074,141.63
Gross Reserve Account Balance			20,968,005.90
Remaining Available Collections Released to Seller			4,074,141.63
Total Ending Reserve Account Balance			16,893,864.27

V. POOL STATISTICS

Weighted Average Remaining Maturity			13.30
Monthly Prepayment Speed			80%
Lifetime Prepayment Speed			71%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,175,500.57
Securitization Value of Gross Losses and Casualty Receivables		1,565,547.54	84
Aggregate Defaulted and Casualty Gain (Loss)		(390,046.97)
Pool Balance at Beginning of Collection Period		799,194,111.90
Net Loss Ratio
Current Collection Period		-0.0488%
Preceding Collection Period		-0.0355%
Second Preceding Collection Period		-0.0125%
Third Preceding Collection Period		-0.0374%

Cumulative Net Losses for all Periods		0.3410%	3,840,233.09

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.67%	5,347,505.14	269
61-90 Days Delinquent	0.18%	1,423,013.64	75
91-120 Days Delinquent	0.05%	389,982.70	18
More than 120 days	0.02%	134,192.42	7
Total Delinquent Receivables:	0.91%	7,294,693.90	369

61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)		Amount	Number
Current Collection Period		0.24%	0.24%
Preceding Collection Period		0.38%	0.37%
Second Preceding Collection Period		0.26%	0.25%
Third Preceding Collection Period		0.24%	0.23%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		8,319,823.43	535
Securitization Value		9,151,539.81	535
Aggregate Residual Gain (Loss)		(831,716.38)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		46,652,885.44	2,941
Cumulative Securitization Value		50,553,286.44	2,941
Cumulative Residual Gain (Loss)		(3,900,401.00)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			11,823,926.94
Reimbursement of Outstanding Advance			6,232,147.31
Additional Advances for current period			5,654,279.74
Ending Balance of Residual Advance			11,246,059.37

Beginning Balance of Payment Advance			1,410,551.16
Reimbursement of Outstanding Payment Advance			542,097.04
Additional Payment Advances for current period			509,145.83
Ending Balance of Payment Advance			1,377,599.95

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of February 2016

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No